Product Warranties - Summary of Changes in Product Warranty Provision (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Balance at beginning of period	$ 31.4	$ 27.1
Accruals for product warranties	16.0	14.0
Settlements made in cash or in kind	(12.2)	(9.7)
Balance at end of period	$ 35.2	$ 31.4